Employee benefits (Post-Employment)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Employee benefits (Post-Employment)
20.	Employee benefits (Post-Employment)

20.1.	Pension and medical benefits

The Company sponsors defined benefit and variable contribution pension plans in Brazil and abroad, as well as defined-benefit medical plans for employees in Brazil (active and retirees) and their dependents. See note 22 to the audited consolidated financial statement for the year ended December 31, 2017 for detailed information about pension and medical benefits sponsored by the Company.

Deficit settlement plan – Petros Plan

The Petros Plan has in place a deficit settlement plan (PED) due to its accumulated deficit until 2015 in the amount of US$ 5,788. This amount was updated based on interest and inflation and reached US$ 8,253 at December 31, 2017. The PED was approved by the Executive Council of Petros Foundation on September 12, 2017 and assessed by the Company and the Secretariat of Management and Governance for the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST).

The additional contributions from participants and sponsors commenced in March 2018. Certain participants appealed before the judiciary and have had their contributions suspended based on judicial injunctions. In these cases, the Company has not paid its parity contributions. In the second quarter of 2018, the Company paid US$ 80 with respect of contributions under the PED.

Pursuant to relevant regulation, the sponsors and participants will cover this deficit based on their respective proportions of regular contributions (parity basis). Accordingly, the Company will cover approximately US$ 4,141 of this deficit.

Split of Petros Plan

On February 15, 2018, the PREVIC authorized the split of Petros Plan into two new separate plans: Petros Plan – Renegotiated and Petros Plan – Non-renegotiated. The Petros Plan split has been in place since April 1, 2018.

This split arose from the renegotiation procedures held in 2006-2007 period and in 2012, when 75% of the participants accepted the option to change to a model that sets forth solely inflation indexation on the annual adjustment of their benefits. The other participants’ benefits remained adjusted by the same rate as the Petrobras’ workforce had their salaries adjusted.

The balance of Petros plan was transferred to the new plans based on future commitments on a participant basis. As there were no changes in post-retirement benefits rules, the actuarial liabilities of these plans will be reviewed during the annual actuarial assumptions review to be carried out in December 2018.

Changes in the net defined benefits are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Balance at January 1, 2017	10,752	—	—	293	11,214	38	22,297
(+) Remeasurement effects recognized in OCI	(654)	—	—	(105)	(1,150)	1	(1,908)
(+) Costs incurred in the year	1,256	—	—	76	1,383	11	2,726
(-) Contributions paid	(230)	—	—	—	(467)	(2)	(699)
(-) Payments related to the Term of Financial Commitment (TFC)	(223)	—	—	—	—	—	(223)
Others	—	—	—	—	—	(6)	(6)
Cumulative translation adjustment	(173)	—	—	(4)	(178)	(2)	(357)

Balance at December 31, 2017	10,728	—	—	260	10,802	40	21,830

Current	443	—	—	—	401	—	844
Non-current	10,285	—	—	260	10,401	40	20,986

Balance at December 31, 2017	10,728	—	—	260	10,802	40	21,830

(+) Costs incurred in the period	278	—	—	16	303	2	599
(-) Contributions paid	(93)	—	—	—	(111)	—	(204)
Others	—	—	—	—	—	30	30
Cumulative translation adjustment	(55)	—	—	(2)	(56)	(2)	(115)

Balance at March 31,2018	10,858	—	—	274	10,938	70	22,140

Transfer due to split of Petros plan	(10,858)	7,652	3,206	—	—	—	—
(+) Costs incurred in the period	—	191	59	14	272	2	538
(-) Contributions paid	—	(87)	(27)	—	(122)	(1)	(237)
(-) Payments related to the Term of Financial Commitment (TFC)	—	(72)	(29)	—	—	—	(101)
Others	—	—	—	—	—	4	4
Cumulative translation adjustment	—	(1,060)	(442)	(38)	(1,519)	(9)	(3,068)

Balance at June 30, 2018	—	6,624	2,767	250	9,569	66	19,276

Current	—	270	111	—	344	2	727
Non-current	—	6,354	2,656	250	9,225	64	18,549

Balance at June 30, 2018	—	6,624	2,767	250	9,569	66	19,276

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans				Medical Plan
	Petros (*)	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Current service cost	24	19	2	19	82	2	148
Net interest cost over net liabilities / (assets)	254	172	57	12	492	2	989

Net costs for Jan-Jun/2018	278	191	59	31	574	4	1,137

Related to active employees:
Included in the cost of sales	46	33	8	15	124	—	226
Included in operating expenses	22	16	4	9	65	3	119
Related to retired employees	210	142	47	7	385	1	792

Net costs for Jan-Jun/2018	278	191	59	31	574	4	1,137

Net costs for Jan-Jun/2017	630	—	—	39	694	5	1,368

(*)	It refers to the costs before the split in April 1, 2018.

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Current service cost	—	19	2	9	39	1	70
Net interest cost over net liabilities / (assets)	—	172	57	6	232	1	468

Net costs for Apr-Jun/2018	—	191	59	15	271	2	538

Related to active employees:
Included in the cost of sales	—	33	8	7	58	—	106
Included in operating expenses	—	16	4	4	31	2	57
Related to retired employees	—	142	47	4	182	—	375

Net costs for Apr -Jun/2018	—	191	59	15	271	2	538

Net costs for Apr -Jun/2017	312	—	—	19	343	2	676

As of June 30, 2018 the Company had pledged crude oil and oil products volumes, totaling US$ 4,336, as collateral for the Terms of Financial Commitment (TFC) signed by Petrobras and Petros in 2008 (US$ 4,067 as of December 31, 2017).

For the first half of 2018, the Company’s contribution to the defined contribution portion of the Petros Plan 2 was US$ 127 (US$ 140 for the first half of 2017 ) recognized in the statement of income.

20.2.	Profit sharing

The Company’s profit sharing benefits comply with Brazilian legal requirements and those of the Brazilian Secretariat of Coordination and Governance of State-Owned Enterprises (SEST), of the Ministry of Planning, Budget and Management, and of the Ministry of Mines and Energy, and are computed based on the consolidated net income attributable to the shareholders of Petrobras.

The amount of profit sharing benefits is computed based on the results of six corporate indicators, for which annual goals are defined by the Executive Board and approved by the Board of Directors pursuant to the review of the Business and Management Plan (BMP). The annual goals are based on the results of the following corporate indicators:

•	Maximum permissible levels of crude oil and oil products spill;

•	Lifting cost excluding production taxes in Brazil;

•	Crude oil and NGL production in Brazil;

•	Feedstock processed - excluding NGL - in Brazil,

•	Vessel operating efficiency; and

•	Percentage of compliance with natural gas delivery schedules.

The results of the six individual goals are factored into a consolidated result that will determine the percentage of the profit to be distributed as a profit sharing benefit to employees (6.25% at June 30, 2018). However, in the event the Company records a net loss for the period and all the annual goals are achieved, the profit sharing benefit will be half a month salary for each employee added to half of the lowest amount of profit sharing paid in the prior year, as established in the Company’s collective bargaining agreement.

The subsidiary Liquigás and the joint operations Fábrica Carioca de Catalizadores (FCC) and Ibiritermo have their specific methodology for profit sharing computation pursuant to their own collective bargaining agreement, apart from other entities of the group.

Based on the estimates in the first half of 2018, the Company recognized a provision of US$ 319 as other income and expenses (US$ 93 in the first half of 2017) regarding profit sharing benefits in accordance with clauses of the collective bargaining agreement, including US$ 3 as complement of the profit sharing for 2017.

20.3.	Voluntary Separation Incentive Plan

The Company has implemented voluntary separation incentive plans (PDIV) which have had the following cumulative adherence by employees since their announcement:

	Enrollments	Separations	Cancellations	Outstanding
Petrobras (PIDV 2014 and 2016)	19,499	(16,501)	(2,820)	178
Petrobras Distribuidora (PIDV BR 2014, 2015 and 2016)	2,165	(1,721)	(428)	16

Total	21,664	(18,222)	(3,248)	194

As a result, the Company recognized a total of 18,222 separations in these plans, whose changes in the provision as of June 30, 2018 are set out as follows:

	06.30.2018	12.31.2017
Opening Balance	34	811
Enrollments (*)	10	—
Revision of provisions	(6)	(237)
Separations in the period	(11)	(558)
Cumulative translation adjustment	(4)	18

Closing Balance	23	34

Current	23	34

(*)	On January 29, 2018, Petrobras Distribuidora reopened its 2016 separation incentive plan PIDV (BR 2016) for new enrollments up to March 2, 2018.

20.4.	New Employee Career and Compensation Plan

On July 2, 2018, the Company released to its workforce the Employee Career and Compensation Plan (Plano de Carreiras e Remuneração – PCR), an upgrade of the remuneration and career model driven by initiatives outlined in BMP 2018-2022. The new plan enhances the Company’s people management model by means of a number of criteria that enables higher rewards based on skills and performances, broader mobility and career development.

The PCR results in a greater alignment with practices suggested by Secretariat of Management and Governance for the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST), and employees may join the program until September 14, 2018. Employees that do not adhere to the program will remain in the current career plan (PCAC—Plano de Classificação e Avaliação de Cargos).

The Company has granted monetary incentive to employees joining the program in order to stimulate a higher number of enrollments to the plan better aligned with its strategic goals, thus avoiding higher administrative costs by maintaining two types of career and compensation plans.

The PCR implementation will impact the Company’s financial statements in the third quarter of 2018 to the extent that employees enroll in the new plan. The Company has already disbursed US$ 131 with respect to the 15,502 enrollments by July 10, 2018.